Janus Henderson Global Technology and Innovation Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 99.6%
Capital Markets – 0.3%
Coinbase Global Inc - Class A*	111,994	$25,326,323
Communications Equipment – 0.5%
Arista Networks Inc*	329,006	43,109,656
Diversified Financial Services – 0.2%
Toast Inc - Class A*	551,387	19,579,752
Electronic Equipment, Instruments & Components – 1.9%
Amphenol Corp	1,200,253	162,202,190
Entertainment – 1.1%
Netflix Inc*	720,430	67,547,517
Spotify Technology SA*	43,210	25,092,479
		92,639,996
Hotels, Restaurants & Leisure – 0.9%
DoorDash Inc - Class A*	345,947	78,350,077
Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp	282,278	45,539,910
Information Technology Services – 2.3%
Shopify Inc*	461,237	74,245,320
Snowflake Inc - Class A*	549,491	120,536,346
		194,781,666
Interactive Media & Services – 4.0%
Alphabet Inc - Class C	1,090,574	342,222,121
Multiline Retail – 7.6%
Alibaba Group Holdings Ltd (ADR)	431,129	63,194,889
Amazon.com Inc*	1,695,342	391,318,841
MercadoLibre Inc*	100,428	202,288,103
		656,801,833
Semiconductor & Semiconductor Equipment – 47.0%
Analog Devices Inc	434,777	117,911,522
ASML Holding NV	83,439	89,181,841
Broadcom Inc	1,659,155	574,233,545
Credo Technology Group Holding Ltd*	85,838	12,351,230
KLA Corp	168,956	205,295,056
Lam Research Corp	1,581,020	270,639,004
Micron Technology Inc	448,357	127,965,571
Nova Ltd*	190,509	62,561,251
NVIDIA Corp	7,132,350	1,330,183,275
SK Hynix Inc	344,871	156,193,161
Taiwan Semiconductor Manufacturing Co Ltd	22,698,000	1,108,997,498
		4,055,512,954
Software – 27.2%
AppLovin Corp - Class A*	169,049	113,908,597
Atlassian Corp - Class A*	343,685	55,725,086
Cadence Design Systems Inc*	681,249	212,944,812
Datadog Inc - Class A*	319,237	43,413,040
Intuit Inc	360,028	238,489,748
Kinaxis Inc*	208,624	26,310,581
Microsoft Corp	1,985,456	960,206,231
Nebius Group NV*,#	875,409	73,276,110
Oracle Corp	920,038	179,324,607
Samsara Inc - Class A*	881,756	31,258,250
ServiceTitan Inc - Class A*	599,487	63,845,366
Tyler Technologies Inc*	116,505	52,887,445
Via Transportation Inc - Class A*,§	754,439	21,886,275
Via Transportation Inc - Class A*	484,230	14,047,512
Workday Inc - Class A*	1,199,829	257,699,273
		2,345,222,933
Technology Hardware, Storage & Peripherals – 5.8%
Apple Inc	1,577,900	428,967,894
Samsung Electronics Co Ltd	877,138	73,117,001
		502,084,895
Wireless Telecommunication Services – 0.3%
SoftBank Group Corp	963,600	27,169,545
Total Common Stocks (cost $4,474,794,595)		8,590,543,851

	Shares or Principal Amounts	Value
Private Placements – 0.2%
Professional Services – 0.2%
Apartment List Inc*,¢,§	3,783,673	$16,383,304
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§	18,847	0
Total Private Placements (cost $22,982,020)		16,383,304
Warrants – 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26* (cost $986,183)	333,275	99,983
Investment Companies – 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $17,147,785)	17,142,642	17,147,785
Investments Purchased with Cash Collateral from Securities Lending – 0.7%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	45,643,773	45,643,773
Time Deposits – 0.2%
Royal Bank of Canada, 3.7000%, 1/2/26	$11,410,943	11,410,943
Total Investments Purchased with Cash Collateral from Securities Lending (cost $57,054,716)		57,054,716
Total Investments (total cost $4,572,965,299) – 100.7%		8,681,229,639
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(60,050,760)
Net Assets – 100%		$8,621,178,879

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$6,699,501,877	77.2%
Taiwan	1,108,997,498	12.8
South Korea	229,310,162	2.6
Argentina	202,288,103	2.3
Netherlands	162,457,951	1.9
Canada	100,555,901	1.2
China	63,194,889	0.7
Israel	62,561,251	0.7
Japan	27,169,545	0.3
Sweden	25,092,479	0.3
Singapore	99,983	0.0
Total	$8,681,229,639	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$73,501,454	$318,514,618	$(374,868,511)	$224	$-	$17,147,785	17,142,642	$238,910
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	-	97,674,841	(52,031,068)	-	-	45,643,773	45,643,773	19,243 ∆
Total Affiliated Investments - 0.7%
	$73,501,454	$416,189,459	$(426,899,579)	$224	$-	$62,791,558	62,786,415	$258,153

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2025 is $16,383,304, which represents 0.2% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2025)

	Acquisition Date	Lock-up Agreement Expiration Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20		$13,821,757	$16,383,304	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17		9,160,263	0	0.0
Via Transportation Inc - Class A	9/15/25	3/11/26	33,898,977	21,886,275	0.3
Total			$56,880,997	$38,269,579	0.5%
The Fund has registration rights for certain restricted securities held as of December 31, 2025. The issuer incurs all registration costs. As of December 31, 2025, the fair value of equity securities subject to a contractual sale restriction is $21,886,275, which represents 0.3% of net assets. Lock-up agreements last for 180 days, with the last one ending on
March 11, 2026. A lapse in the restriction may occur if the company decides to waive or modify the lock up agreement.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Semiconductor & Semiconductor Equipment	$2,701,140,454	$1,354,372,500	$-
Software	2,318,912,352	26,310,581	-
Technology Hardware, Storage & Peripherals	428,967,894	73,117,001	-
Wireless Telecommunication Services	-	27,169,545	-
All Other	1,660,553,524	-	-
Private Placements	-	-	16,383,304
Warrants	99,983	-	-
Investment Companies	-	17,147,785	-
Investments Purchased with Cash Collateral from Securities Lending	-	57,054,716	-
Total Assets	$7,109,674,207	$1,555,172,128	$16,383,304

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of December 31, 2025.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70236 02-26